Notes Payable	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 5. Notes Payable

2016 Secured Notes

During the second half of 2016, we sold units of a 10% secured note payable (the “2016 Notes”) and a warrant to acquire shares of Series A Preferred Stock. As of December 31, 2016, we issued $200,000 in principal amount of the 2016 Notes and warrants to acquire 2,666,700 shares of Series A Preferred Stock at $0.0825 per share. The original maturities of the 2016 Notes were between March 2017 and May 2017, and the 2016 Notes were secured by the assets of Oncolix. These warrants are exercisable through January 2020, and were assigned a value of $41,365 using a Black-Scholes formula, which was recorded as a discount to the notes. Upon maturity, if the noteholders were not offered an option to convert the notes into a new equity offering by the Company, the noteholder was also entitled to receive an additional 20% of the principal amount of the 2016 Notes. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the 2016 Notes of $16,000 was accreted as additional interest expense over the life of the notes.

The 2016 Notes had the right to voluntarily convert into the units sold in 2017, as described in the sections below. As a result, the principal of the 2016 Notes was convertible into Common Stock at the price of $0.075 per Common share.

During March 2017, $100,000 of principal amount of the 2016 Notes was exchanged for a new series of notes being sold in 2017 – see the following section. The maturity date of the remaining $100,000 of principal of 2016 Notes was extended through May 12, 2017, in exchange for an increase in the interest rate to 18% and the issuance of a warrant to acquire 500,000 shares of Series A Preferred Stock. The warrant is exercisable at $0.0825 per share and expires if not exercised on or prior to March 14, 2022. The discount attributable to the value of this additional warrant ($8,465) was being accreted as additional interest expense over the extended maturity period of the 2016 Note. In May 2017, the maturity of this note was further extended to July 2017, and we issued a second warrant to acquire 500,000 shares of Series A Preferred Stock. The warrant is exercisable at $0.0825 per share and expires if not exercised on or prior to May 12, 2022. The discount attributable to the value of this additional warrant ($11,435) was being accreted as additional interest expense over the extended maturity period of the 2016 Note.

During August 2017, the balance of this debt ($120,000) was paid. Additionally, during August 2017 warrants to acquire 2,333,340 shares were exercised on a cashless basis and the holder was issued 899,604 shares of Series A Preferred Stock. See Note 3.

During the years ended December 31, 2017 and 2016, respectively, we recorded $89,222 and $55,912 of interest expense attributable to the 2016 Notes, of which $77,814 and $50,749 was accretion.

Sale of Convertible Notes in Early 2017

During the first three months of 2017 we sold units consisting of a convertible promissory note (the “2017 Notes”) and a warrant to acquire shares of Common Stock at $0.0825 per share. The 2017 Notes were secured by the assets of the Company and subordinated to the 2016 Notes. As of August 3, 2017, we had issued units for $1,185,000 in cash and the exchange for 2016 Notes, and we issued 2017 Notes with a principal balance of $1,320,621 and warrants to acquire 17,608,280 shares of Common Stock. We paid fees to the placement agent of $103,500 in cash and were also obligated to issue warrants to acquire 1,580,000 shares of Common Stock. These warrants a were assigned a value of $389,421 using a Black-Scholes formula, and these warrants were exchanged for new warrants in the August debt sale as described below. In addition, we incurred cash expenses of $93,889.

The maturity of the 2017 Notes was extended to November 2018. At maturity, if we had not offered the noteholders an option to exchange the 2017 Notes for equity securities in an offering with at least $5 million in gross proceeds, each noteholder would also receive an additional payment equal to 20% of the principal of the 2017 Note. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the notes of $197,389 were being accreted as additional interest expense over the life of the notes.

The 2017 Notes could also be converted by each holder into shares of Common Stock at a price of $0.075 per Common Shares.

The 2017 Notes and accrued interest were exchangeable at a discount into a new equity offering. Interest of 10% was payable quarterly in arrears, and could be paid in our Common Stock at $0.075 per share. On March 31, 2017, and June 30, 2017, we elected to pay accrued interest as of such date by issuing 177,980 and 447,420 shares of our Common Stock, respectively. Such Common Stock was issued in April 2017 and July 2017, respectively.

During August 2017, all of the 2017 Notes and related warrants were exchanged for a new series of units of convertible debt and warrants. See below.

During the year ended December 31, 2017, we recorded $646,208 of interest expense attributable to the 2017 Notes, of which $586,810 was accretion.

Sale of July Secured Notes

During July 2017, we sold an $160,000 in principal of secured notes the (“July Notes”) and warrants to acquire 3,200,000 shares of Common Stock at $0.0825 per share. The July Notes were due in February 2018 and the warrants are exercisable through July 2022. The July Notes were secured by all of the assets of the Company. As noted in the following section, the July 2017 Notes were exchanged in a subsequent debt offering in August 2017.

During the year ended December 31, 2017, we recorded $103,914 of interest expense attributable to the 2017 Notes, of which $87,914 was accretion

August Notes

On August 3, 2017, we (i) exchanged $1,561,894 of the outstanding balance of debt plus accrued interest under the 2017 Notes and the July Notes and amounts payable under a consulting agreement and (ii) received $2,000,000 cash for an aggregated purchase price of $3,561,894 in consideration for the issuance of a new series of secured notes (the “August Notes”) with a stated principal balance of $4,190,463. The August Notes were issued at a 15% discount as noted. In addition, holders of the 2017 Notes exchanged warrants to acquire 17,608,280 shares of Common Stock at $0.0825 per share for new Warrants to acquire Common Stock at $0.09 per share, the August Warrants, as described above. The total warrants issued were 55,872,837 shares. These warrants to acquire Common Stock have a five-year term, cashless exercise provisions and anti-dilution protections. See Note 3.

The feature of the August Notes allowing conversion into Common Stock was not bifurcated and treated separately as a derivative in the financial statements. This conversion feature, which includes “down round” protection to the noteholders, is considered linked to our Common Stock under the guidance of ASU 2017-11, which was early-adopted by the Company. This conversion feature is considered settleable only for Common Stock and would be classified as equity if bifurcated from the August Notes. Similarly, the related warrants are also considered linked to our Common Stock under the provisions of ASU 2017-11, and are settleable only for Common Stock. Accordingly, the warrants are not accounted for as a derivative.

We incurred cash offering costs of $277,289 in connection with the offering, including $164,800 paid to a placement agent. In addition, the placement agent surrendered its rights to receive warrants in connection with the 2017 Notes, and received warrants to acquire 5,587,284 shares at $0.09 per share. These warrants a were assigned a value of $267,422 using a Black-Scholes formula. The closing Oncolix Common Stock price on the date of issuance was $0.109, and the warrants have a five-year term. Because of the limited trading history of Oncolix Common Stock, we continue to use 40% as an estimate of volatility rather than use the historical trading activity of the pre-merger AEPP.

The August Notes bear interest at a rate of 10% per annum, payable quarterly on November 1, 2017, February 1, 2018, and May 1, 2018 and thereafter, on a monthly basis until maturity. The interest is payable in cash or, at the option of the Company, subject to compliance with certain strict volume and price conditions, in fully tradable Common Stock at a 25% discount to the average of the five lowest closing bid prices for the 20 trading days prior to the interest payment date. The final maturity of the August Notes is November 1, 2018, but commencing on May 1, 2018 and on the first day of each month thereafter until maturity, we are required to redeem an amount of the August Notes equal to 1/7th of the original principal amount, plus 10% of such monthly redemption amount as a bonus. The principal payments shall be made in cash or, subject to the satisfaction of with certain strict volume and price conditions, in Common Stock valued at a 25% discount to the average of the five lowest closing bid prices for the 20 trading days prior to the amortization date.

The August Notes are convertible at the option of the holders at a conversion price equal to $0.0545 per share. The August Notes contain customary anti-dilution protection, including full-ratchet anti-dilution adjustments in the event of certain dilutive issuances (that adjust both price and share amounts).

In the event of a closing of an $8 million financing in connection with a change in listing of the Common Stock to Nasdaq or the NYSE, the August Notes shall be subject to mandatory conversion into Common Stock at a 30% discount to the offering price. We are required to offer to prepay in cash the aggregate principal amount of the August Notes at 120% of the principal amount thereof plus any unpaid accrued interest to the date of repayment, at maturity, on the sale of substantially all of the assets of the Company, upon a change of control, upon a qualified offering, or upon a “fundamental transaction” of the Company (such as a reverse merger); in such an event, the holders shall have the right to convert the August Notes prior to the date of any such prepayment.

The August Notes contain standard negative covenants customary for transactions of this type. The events of default are also customary for transactions of this type, including default in timely payment of principal or interest, failure to observe or perform any covenant or agreement in the note agreements, the commencement of bankruptcy or insolvency proceedings, failure to timely deliver conversion shares underlying the August Notes, failure to timely file Securities and Exchange Commission filings, failure to satisfy certain market conditions., and the failure to register the resale of Common Stock issuable upon conversion of the August Notes or issuable upon exercise of the August Warrants.

The terms of the August Notes require the Company to undertake to register the resale of the Common Stock issuable upon conversion of the Notes and the exercise of the August Warrants. The Company filed a registration statement for all of such Common Stock, but only the Common Stock for certain holders was allowed by the SEC. Approximately 95,139,042 shares underlying the Notes and Warrants were not registered for resale as of December 31, 2017, based on positions taken by the SEC that such holders could not sell shares in a secondary offering. The agreements with the holders have provisions that assess damages in the event that certain registration dates are not met. As of December 31, 2017, the Company believes no damages have accrued with respect to these unregistered shares. For the benefit of the holders of the Notes, the Company has filed and will continue to file registration statements to seek to register the resale of these shares.

While the Company believes no damages have accrued as of December 31, 2017, certain holders of Convertible Notes verbally have asserted that damages do accrue under the agreements. As of December 31, 2017, such amount claimed by the holders equals 18% of the related Notes, or $522,349, and accrued interest at 24% per annum of $6,068. Interest would continue to accrue until paid. This potential liability is not recorded in the accompanying financial statements because the Company believes no damages are due as of December 31, 2017. See Note 8.

In addition, the failure to register the underlying Common Stock may be an event of default under the agreements.

On the date of issuance, the August Notes were convertible into Common Stock at $0.075 per share (subject to adjustment as noted above, which was established at $0.0545 on November 30, 2017), or at a conversion price below the closing market price of $0.109. This “discount” is considered a beneficial conversion feature for accounting purposes. The allocation of carrying basis between the warrants issued and the notes was determined based on relative valuation. The carrying basis attributable to the warrants to acquire Common Stock is $1,194,934. The discount of the initial conversion price from market related to the beneficial conversion feature of the debt was approximately $1,822,000, and such amount was recorded as a reduction of debt and increase in Additional paid-in capital. After deducting offering costs of $544,711 (including the placement agent warrant), the initial net carrying basis of the August Notes was reduced to zero. The principal due at maturity ($4,190,463) plus the 10% bonus payable is being accreted as additional interest over the life of the notes.

During the year ended December 31, 2017, respectively, we recorded $1,001,872 of interest expense attributable to the August Notes, of which $827,270 was accretion.

As of December 31, 2017, the carrying basis (excluding accrued interest) is comprised of:

As of December 31, 2017

Principal due at maturity, including 10% bonus	$4,609,509

Unamortized issue costs and discount	(3,782,239)

Carrying amount in the accompanying Balance Sheet	$827,270